Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Components of Operating Expenses
The components of operating expenses include the following:

	Year ended December 31,

	2020	2019
Salaries, commissions and allowances (1)	2,269	2,431
Share-based payments	64	56
Post-employment benefits	135	130
Total staff costs	2,468	2,617
Goods and services (2)	1,158	1,411
Content	274	265
Telecommunications	54	48
Facilities	55	72
Fair value adjustments (3)	(10)	-
Total operating expenses	3,999	4,413
(1) The 2019 period included $117 million of restructuring charges. See note 22.
(2) Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.
(3) Fair value adjustments primarily represent gains or losses due to changes in foreign currency exchange rates on intercompany balances that arise in the ordinary course of business.